Investment Objectives and Goals	Mar. 26, 2025
Sound Equity Dividend Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sound Equity Dividend Income ETF – Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Sound Equity Dividend Income ETF’s (the “Fund” or the “Equity Dividend Income ETF”) primary objective is to generate current income via a dividend yield that is at least two times that of the S&P 500® Index.

Objective, Secondary [Text Block]	The Fund also seeks to capture long-term capital appreciation as a secondary objective.
Sound Enhanced Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sound Enhanced Fixed Income ETF – Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Sound Enhanced Fixed Income ETF (the “Fund” or the “Enhanced Fixed Income ETF”) seeks current income while providing the opportunity for capital appreciation.
Sound Enhanced Equity Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sound Enhanced Equity Income ETF – Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Sound Enhanced Equity Income ETF’s (the “Fund” or the “Enhanced Equity Income ETF”) primary objective is to generate current income via a dividend yield that is at least two times that of the S&P 500® Index.

Objective, Secondary [Text Block]	The Fund also seeks to capture long-term capital appreciation as a secondary objective. The Fund has not yet commenced operations as of the date of this Prospectus.
Sound Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sound Fixed Income ETF – Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Sound Fixed Income ETF (the “Fund” or the “Fixed Income ETF”) seeks current income. The Fund has not yet commenced operations as of the date of this Prospectus.
Sound Total Return ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sound Total Return ETF – Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Sound Total Return ETF (the “Fund” or the “Total Return ETF”) seeks to deliver a dividend return that is at least 1.5 times that of the S&P 500® Index and generate meaningful long-term capital growth. The Fund has not yet commenced operations as of the date of this Prospectus.